11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		$ (161)	$ (154)
Impairment		129
Depreciation for the year	[1]	(5)	(7)
Reclasification to assets clasified as held for sales		16
Intangible assets amortization, ending		(21)	(161)
Concession agreements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		(159)
Impairment		129
Depreciation for the year	[1]	(5)
Reclasification to assets clasified as held for sales		16
Intangible assets amortization, ending		(19)	(159)
Intangibles identified in acquisitions of companies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		(2)
Impairment
Depreciation for the year	[1]
Reclasification to assets clasified as held for sales
Intangible assets amortization, ending		$ (2)	$ (2)

[1]	As of December 31, 2020, and considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Diamante and Nihuiles hydroelectric power plants from the Power Generation segment, with income generated in the spot market, resulted in the recognition of impairment losses for US$ 18 million